Zazove Convertible
Securities Fund, Inc.

Semi-Annual Report

June 30, 2021 (Unaudited)

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

TABLE OF CONTENTS

Page
HISTORICAL RETURNS	1-2
FINANCIAL STATEMENTS:
Statement of Assets and Liabilities	3
Schedule of Investments	4-7
Statement of Operations	8
Statements of Changes in Net Assets	9
Statement of Cash Flows	10
Notes to Financial Statements	11-19
Financial Highlights	20
PROXY VOTING POLICIES AND DIVIDEND REINVESTMENT PLAN	21

Zazove Convertible Securities Fund, Inc.

Relative Historical Returns (Unaudited)

For the Periods Ending June 30, 2021

Average Annualized Returns

The returns for Zazove Convertible Securities Fund, Inc. are presented after all fees and expenses. The returns of the S&P 500®, the Russell 2000® Index and the Bloomberg Barclays Capital U.S. Aggregate Bond Index are presented after the reinvestment of dividends and interest. Past results are not a guarantee of future performance.

Zazove Convertible Securities Fund, Inc.
Relative Historical Returns (Unaudited)
For the Period Ended June 30, 2021

The returns for Zazove Convertible Securities Fund, Inc. are presented after all fees and expenses. The returns of the S&P 500®, the Russell 2000® Index and the Bloomberg Barclays Capital U.S. Aggregate Bond Index are presented after the reinvestment of dividends and interest. Past results are not a guarantee of future performance.

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2021 (UNAUDITED)

ASSETS

Investments, at fair value (cost $46,770,240)	$54,357,815
Cash and cash equivalents	2,264,833
Receivables:
Interest	135,463
Dividends	5,805
Securities sold	184,569
Other assets	3,689

Total assets	56,952,174

LIABILITIES
Payables:
Capital shares redeemed	$925,868
Transfer agency fees	11,500
Custody fees	850
Professional fees	30,205
Securities purchased	66,681
Other	2,836

Total liabilities	1,037,940

NET ASSETS	$55,914,234

ANALYSIS OF NET ASSETS:
Common stock ($.01 par value; 25,000,000 shares authorized; 2,173,188 shares issued and outstanding)	$21,732
Paid-in surplus	41,743,019
Distributable earnings	14,149,483

NET ASSETS	$55,914,234

NET ASSET VALUE PER SHARE (based on 2,173,188 shares outstanding)	$25.73

See notes to financial statements.

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

	Principal/ Shares/ Contracts	Fair Value
INVESTMENTS - 97%
Convertible Preferred Stock - 2%
United States - 2%
Affiliated Managers Group, Inc. 5.150% Due 10-15-37	8,991	$534,605
Blueknight Energy Partners 11.000%	80,000	653,200

Total Convertible Preferred Stock (cost $931,377)		1,187,805

Convertible Bonds - 77%
Bermuda - 1%
Teekay 5.000% Due 01-15-23	586,000	577,210

China - 2%
Pinduoduo 0.000% Due 12-01-25 (c)	1,020,000	1,049,988

France - 2%
Vinci S.A. (Reg S) 0.375% Due 02-16-22 (d)	1,200,000	1,359,000

Germany - 7%
Brenntag AG (Reg S) 1.875% Due 12-02-22 (d)	1,500,000	1,776,000
Deutsche Bank AG London (JPM) 1.000% Due 05-01-23	1,650,000	2,186,250

Total Germany		3,962,250

India - 1%
Bharti Airtel Limited (144A) 1.500% Due 02-17-25 (b)	400,000	464,000

Netherlands - 1%
Qiagen N.V. (Reg S) 1.000% Due 11-13-24 (d)	600,000	714,600

United Kingdom - 4%
Barclays Bank PLC (MSFT) 0.000% Due 02-04-25 (c)	1,410,000	2,025,183

INVESTMENTS - 97%
Convertible Bonds - 76%
Switzerland - 3%
Credit Suisse AG London (Siemens) (144A) 0.125% Due 03-25-24 (b)	1,000,000	1,461,700

See notes to financial statements.	(continued)

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

	Principal/ Shares/ Contracts	Fair Value
INVESTMENTS - 97%
Convertible Bonds - 76%
United States - 56%
1Life Healthcare 3.000% Due 06-15-25	500,000	$554,375
Air Transport Services Group 1.125% Due 10-15-24	590,000	602,169
Atlas Air Worldwide Holdings, Inc 1.875% Due 06-01-24	450,000	575,325
BofA Finance (CHTR) 0.125% Due 09-01-22	800,000	974,000
Booking Holdings 0.900% Due 09-15-21	1,050,000	1,145,550
Burlington Stores 2.250% Due 04-15-25	375,000	597,413
Cheesecake Factory 0.375% Due 06-15-26	200,000	197,625
CNX Resources 2.250% Due 05-01-26	470,000	610,436
Colony Capital 5.375% Due 06-15-33	530,000	553,426
CyberArk Software 0.000% Due 11-15-24 (c)	866,000	939,610
Flexion Therapeutics 3.375% Due 05-01-24	1,100,000	998,250
HC2 Holdings 7.500% Due 08-01-26	750,000	876,600
Helix Energy Solutions Group 6.750% Due 02-15-26	450,000	556,875
Insmed 0.750% Due 06-01-28	675,000	747,563
Jazz Investments I 1.500% Due 08-15-24	300,000	329,445
Jazz Investments I (144A) 2.000% Due 06-15-26 (b)	600,000	801,780
JPMorgan Chase Bank (Tencent) (Reg S) 0.000% Due 08-07-22 (c)(d)	1,100,000	1,464,925
JPMorgan Chase Bank NA (BABA) 0.125% Due 01-01-23	2,050,000	2,282,675
Kaman Corporation 3.250% Due 05-01-24	500,000	530,900
KBR 2.500% Due 11-01-23	130,000	203,547
LendingTree 0.625% Due 06-01-22	900,000	1,076,063
Liberty Media (LSXMA) 1.375% Due 10-15-23	1,425,000	1,915,913
Lumentum Holdings 0.500% Due 12-15-26	970,000	1,051,237
Mesa Laboratories 1.375% Due 08-15-25	695,000	800,987
Middleby (144A) 1.000% Due 09-01-25 (b)	630,000	909,562
NeoGenomics 0.250% Due 01-15-28	440,000	429,550
NRG Energy, Inc 2.750% Due 06-01-48	850,000	989,825
Pebblebrook Hotel Trust 1.750% Due 12-15-26	1,110,000	1,262,902
Revance Therapeutics 1.750% Due 02-15-27	730,000	851,180
RingCentral 0.000% Due 03-01-25 (c)	1,100,000	1,214,840
Silicon Laboratories (144A) 0.625% Due 06-15-25 (b)	490,000	681,737
Sixth Street Specialty Lending 4.500% Due 08-01-22	500,000	590,000
Smart Global Holdings 2.250% Due 02-15-26	830,000	1,144,902
Spirit Airlines 1.000% Due 05-15-26	320,000	306,080
Splunk 0.500% Due 09-15-23	590,000	688,146

See notes to financial statements.	(continued)

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

	Principal/ Shares/ Contracts	Fair Value
INVESTMENTS - 97%
Convertible Bonds - 76%
United States - 56%
Stride (144A) 1.125% Due 09-01-27 (b)	290,000	$270,425
Summit Hotel Properties 1.500% Due 02-15-26	760,000	786,030
Theravance Biopharma 3.250% Due 11-01-23	100,000	95,250
Varex Imaging (144A) 4.000% Due 06-01-25 (b)	355,000	526,287

Total United States		31,133,405

Total Convertible Bonds (cost $38,539,661)		42,747,336

Common Stock - 14%
China - 0%
Emerald Plantation Holdings (c)	180,362	5,411

Common Stock - 14%
United States - 14%
Braemar Hotels & Resorts (c)	303,028	1,881,805
Clear Channel Holdings, Inc (c)	285,000	752,400
Cumulus Media, Inc. (c)	161,550	2,371,554
Emmis Communication (c)	199,730	552,253
Landsea Homes (c)	56,380	471,901
Revance Therapeutics (c)	10,430	309,145
Urban One, Inc. (c)	297,425	1,493,073

Total United States		7,832,131

Total Common Stock (cost $5,206,273)		7,837,542

Mutual Funds - 0%
United States - 0%
Kayne Anderson MLP Investment Company	21,958	195,207

Total Mutual Funds (cost $105,600)		195,207

See notes to financial statements.	(continued)

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

	Principal/ Shares/ Contracts	Fair Value
INVESTMENTS - 97%
Warrants - 4%
United States - 4%
Ashland Global Holdings, Inc., $1,000 strike price, expire 3-31-29 (c)	2,260	$55,313
Austerlitz Acquisition, $11.50 strike price, expire 08-31-26 (c)	40,590	71,032
CuriosityStream, $11.50 strike price, expire 10-14-25 (c)	4,920	22,484
Finance of America Companies, $11.50 strike price, expire 04-01-26 (c)	204,390	272,861
Hostess Brands, $11.50 strike price, expire 11-14-21 (c)	188,905	456,206
Landsea Homes, $1.15 strike price, expire 01-07-26 (c)	629,330	187,352
Paysafe, $11.50 strike price, expire 03-30-26 (c)	67,923	245,542
US Ecology, $58.67 strike price, expire 10-17-23 (c)	41,023	283,879
Verra Mobility, $11.50 strike price, expire 10-17-23 (c)	148,604	786,115

Total United States		2,380,784

Total Warrants (cost $1,978,462)		2,380,784

Escrow - 0%
China - 0%
Sino Forest Corporation escrow (c)	1,180,000	2,950

Georgia - 0%
MIG LLC escrow (c)	5,158,766	6,191

Total Escrow (cost $8,867)		9,141

TOTAL INVESTMENTS (cost $46,770,240)		$54,357,815

(a)	This security is in default or deferral and interest or dividends are not being accrued on the position.
(b)	144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.

(c)	Non-income producing securities.

(d)	Reg S securities are those offered and sold outside of the United States and thus are exempt from registration under Regulation S of the U.S. Securities Act of 1933. These securities are subject to restrictions on their sale.

Percentages are based upon the fair value as a percent of net assets as of June 30, 2021.

See notes to financial statements.	(concluded)

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2021 (UNAUDITED)

INVESTMENT INCOME:
Interest	$269,465
Amortization/accretion of investment securities	(568,596)
Net interest expense	(299,131)
Dividends	71,374
Other	24,754

Total investment loss	(203,003)

EXPENSES:
Custody fees	6,111
Director fees	9,750
Insurance expense	2,481
Management fees	358,951
Professional fees	34,731
Transfer agency fees	74,312
Other	3,168

Total expenses	489,504

NET INVESTMENT LOSS	(692,507)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	7,081,257
Net change in unrealized appreciation of investments	3,472,124

Net realized and unrealized gain from investments	10,553,381

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,860,874

See notes to financial statements.

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2021 (UNAUDITED)

NET INCREASE IN NET ASSETS RESULTING FROM:

OPERATIONS:
Net investment loss	$(692,507)
Net realized gain on investments	7,081,257
Net change in unrealized appreciation of investments	3,472,124

Net increase in net assets resulting from operations	9,860,874

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net capital gains	0
Return of capital	0

Net decrease in net assets resulting from distributions to shareholders	0

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	246,117
Reinvestment of distributions	0
Payments for shares redeemed	(1,172,368)

Net decrease in net assets resulting from capital share transactions	(926,251)

NET INCREASE IN NET ASSETS	8,934,623

NET ASSETS- Beginning of the year	46,979,611

NET ASSETS - End of period	$55,914,234

See notes to financial statements.

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

STATEMENT OF CASH FLOWS
SIX MONTHS ENDED JUNE 30, 2021 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$9,860,874
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Net change in unrealized appreciation of investments	(3,472,124)
Net realized gain on investments	(7,081,257)
Net amortization and accretion	568,596
Purchases of investment securities	(30,067,655)
Proceeds from sale of investment securities	30,340,154
Changes in assets and liabilities:
Decrease in receivables	1,214
Increase in other assets	(2,685)
Increase in payables	4,327

Net cash provided by operating activities	151,444

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	246,117
Payments for shares redeemed	(1,462,093)
Payments for distributions to shareholders	0

Net cash used in financing activities	(1,215,976)

NET DECREASE IN CASH AND CASH EQUIVALENTS	(1,064,532)

CASH AND CASH EQUIVALENTS—Beginning of year	3,329,365

CASH AND CASH EQUIVALENTS—End of period	$2,264,833

See notes to financial statements.

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JUNE 30, 2021 (UNAUDITED)

1.	ORGANIZATION

Zazove Convertible Securities Fund, Inc., a Maryland corporation (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified investment company that operates as a closed-end interval fund. The Fund’s investment objective is to realize long-term growth, current income and the preservation of capital. The Fund pursues this objective primarily through investing in a portfolio of convertible securities. The convertible strategy focuses primarily on opportunities in the United States of America, although the Fund may hold foreign securities. Zazove Associates, L.L.C. is the Fund’s investment advisor (the “Investment Advisor”). The Fund initially acquired its portfolio pursuant to a merger whereby Zazove Convertible Fund, L.P., a Delaware limited partnership registered under the Investment Company Act of 1940, was merged into the Fund on January 1, 1999.

2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation—The Fund’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are stated in United States dollars. The Fund is an investment company and follows accounting and reporting guidance within Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946, Financial Services – Investment Companies. The following is a summary of the significant accounting and reporting policies used in preparing the financial statements.

Use of Estimates—The preparation of financial statements requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments—The valuation of the Fund's investments is in accordance with policies and procedures adopted by and under the supervision of the Board of Directors. Investments are recorded at fair value.

Common stock, certain convertible preferred securities and certain derivatives that are traded on national securities exchanges are valued at the last reported sales price or, if there are no sales, at the mean between the bid and ask prices. Common stock, certain convertible preferred securities and certain derivatives traded over the counter are valued at the average of the highest current independent bid and lowest current independent offer reported upon the close of trading on that day.

Convertible bond securities, corporate bond securities, certain convertible preferred securities and certain derivatives are valued at the mid-point of independent bid and offer quotes received from dealers or brokers who make markets in such securities.

Securities for which market quotations are not available are valued at fair value as determined in good faith by the Investment Advisor with the oversight of the Board of Directors pursuant to Board of Directors’ approved procedures. In such cases, fair value is derived based on all relevant facts and circumstances including, among other things, fixed income and option pricing models, enterprise valuation analysis, comparable security analysis and conversion value.

Cash and Cash Equivalents—Cash and cash equivalents represents cash held by the Fund’s custodian in the amount of $2,264,833. Since the Fund does not clear its own investment transactions, it has established an account with a third-party custodian (UMB Bank, N.A.) for this purpose.

Investment Transactions and Income—Security transactions are recorded on the trade date. Realized gains or losses from sales of securities (including securities sold short) are determined on an identified cost basis. Dividend income and expense is recognized on the ex-dividend date. Interest income and expense are recognized on the accrual basis. Bond discount is accreted and bond premium is amortized over the expected maturity of each applicable security using the effective interest method, as long as the collectability is not in doubt and the security is performing in accordance with its contractual terms.

Indemnifications—Under the Fund’s organizational documents, the Fund is obligated to indemnify its directors, officers and Investment Advisor against certain liabilities relating to the business or activities undertaken by them on behalf of the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide for general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss to be remote.

Recent Accounting Pronouncements—In October 2020, FASB issued ASU No. 2020-08, Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 was issued to clarify how to amortize premiums for debt securities where there are bonds with multiple call dates. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Management is currently evaluating the impact of this guidance, if any, within the Funds' financial statements.

3.	FAIR VALUE MEASUREMENTS

FASB ASC Topic 820, Fair Value Measurement (“Topic 820”), defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments as of June 30, 2021:

	Level 1	Level 2	Level 3	Total

Convertible Preferred Stock	$0	$1,187,805	$0	$1,187,805
Convertible Bonds	0	42,747,336	0	42,747,336
Common Stock	7,832,131	5,411	0	7,837,542
Mutual Funds	195,207	0	0	195,207
Warrants	2,325,471	0	55,313	2,380,784
Escrow	0	0	9,141	9,141
Total Investments	$10,352,809	$43,940,552	$64,454	$54,357,815

The following table summarizes the Fund’s common stock industry concentrations as of June 30, 2021:

	Level 1	Level 2	Level 3	Total

Advertising	$752,400	$0	$0	$752,400
Building & Construction	471,901	0	0	471,901
Cable & Satellite TV	2,923,807	0	0	2,923,807
Forestry/Paper	0	5,411	0	5,411
Media Content	1,493,074	0	0	1,493,074
Pharmaceuticals	309,145	0	0	309,145
REITs	1,881,804	0	0	1,881,804
Total Common Stock	$7,832,131	$5,411	$0	$7,837,542

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Warrants	Escrow
Balance as of December 31, 2020	$26,220	$9,141
Realized gain (loss)	0	0
Net change in appreciation (depreciation)	29,093	0
Purchases	0	0
Sales/return of capital	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0

Balance as of June 30, 2021	$55,313	$9,141

For the six months ended June 30, 2021, the net change in appreciation (depreciation) included in net assets related to Level 3 investments still held at the reporting date are as follows:

Warrants	Escrow

$29,093	$0

Topic 820 requires the following disclosures about fair value measurements of assets and liabilities classified as Level 3 within the fair value hierarchy: quantitative information about the significant unobservable inputs used in a fair value measurement.

The following table presents the quantitative information about the significant unobservable inputs and valuation techniques utilized to determine the fair value of the Fund's Level 3 investments as of June 30, 2021. The table includes Level 3 investments with values derived from third parties. Such investments may be based on broker/dealer quotes for which there is a lack of transparency as to inputs used to develop the valuations. The quantitative detail of these unobservable inputs is neither provided nor reasonably available to the Fund.

Description Assets:	Fair Value as of June 30, 2021	Valuation Technique	Unobservable Inputs	Amount/ Range
Warrant	$55,313	Discount to Black-Scholes pricing model	Liquidity discount	50%
Escrow	$9,141	Broker quote

The significant unobservable input used in the fair value measurement of the Fund's Level 3 warrants is a liquidity discount. A significant increase or decrease in the unobservable input for this Level 3 investment would result in a significant decrease or increase in the fair value measurement.

4.	DERIVATIVES AND HEDGING

The Fund follows the provisions of FASB ASC Topic 815, Derivatives and Hedging (“Topic 815”), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit risk related to contingent features in derivative agreements.

As of and for the six months ended June 30, 2021, the Fund held warrants which are considered derivative instruments under Topic 815. Warrants are convertible at the holder's option into a fixed number of shares of the issuer's common stock upon payment of the exercise price and are treated as convertible securities by the Fund. Warrants held by the Fund were either purchased or received pursuant to a restructuring or exchange transaction. Equity price is the primary risk exposure of warrants. The fair value of warrants as of June 30, 2021 was $2,380,784 and is included in investments on the statement of assets and liabilities.

Realized gains and losses on derivative instruments are included in net realized gain on investments on the statement of operations. Change in unrealized appreciation (depreciation) on derivative instruments is included in net change in unrealized depreciation of investments and securities sold short on the statement of operations.

The following table summarizes the net realized gain (loss) and net change in unrealized appreciation (depreciation) on derivative instruments for the six months ended June 30, 2021:

Derivative	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Warrants	$1,051,948	$(194,030)
	$1,051,948	$(194,030)

The following table summarizes transactions in derivative contracts for the six months ended June 30, 2021:

Warrants
Held as of December 31, 2020	1,138,142
Purchased	1,078,326
Sold/exercised	(888,523)

Held as of June 30, 2021	1,327,945

FASB ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), requires entities to disclose both gross and net information for recognized derivative instruments and financial instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with ASC Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. As of and for the six months ended June 30, 2021, the Fund did not hold any derivative instruments that would require disclosure under ASU 2013-01.

5.	CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue up to 25,000,000 shares of common stock, $0.01 par value. Shareholders are entitled to one vote per share on all corporate issues put to vote of the shareholders, although the Fund does not contemplate holding annual meetings to elect directors or for any other purpose.

Upon approval of the Board of Directors, shares may be purchased as of the first business day of each month at the then net asset value per share. All subscription funds received after the first business day of the month will be tracked as subscriptions received in advance until the beginning of the following month, at which time shares will be issued and the subscription will be recorded as a component of net assets.

On a quarterly basis, the Fund will offer to repurchase no less than 5% and no more than 25% of the Fund’s outstanding shares at the then net asset value per share. Notice of the terms and conditions of each quarterly repurchase offer are sent to the shareholders in advance of the offer. On May 18, 2021, the Fund offered to repurchase shares as of June 30, 2021, which are reflected as capital shares redeemed on the statement of assets and liabilities. The Fund may impose a 2% fee on the redemption of fund shares held for less than one year. This fee is intended to compensate the Fund for expenses related to such redemption. Shares are redeemed by treating the shares first acquired by a shareholder as being redeemed prior to shares acquired by such shareholders thereafter. There were no redemption fees charged during 2021.

Distributions from the Fund are recorded on the ex-distribution date. All ordinary and capital gain distributions are automatically reinvested in shares at the net asset value on the ex-distribution date unless Shareholders elect in writing to receive such distributions in cash.

In the case of the termination of the Fund, distributions to the shareholders will be made in proportion to their respective share ownership after the payment of all Fund creditors.

Changes in Shares Outstanding

Shares sold	10,525
Shares issued from reinvestment of distributions	0
Shares redeemed	(46,363)

Net increase (decrease)	(35,838)

Shares outstanding at the beginning of year	2,209,026

Shares outstanding at the end of year	2,173,188

6.	MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Zazove Associates, L.L.C. has been engaged as the Fund’s Investment Advisor and fund accountant. Pursuant to the terms of an Investment Advisory Agreement, Zazove Associates, L.L.C. receives management fees based on the following management fee schedule. Management fees are computed and paid on a monthly basis based on the net assets of the Fund as of the beginning of the month.

Net Assets	First $20,000,000 in Net Assets	Net Assets in Excess of $20,000,000
Annual management fee rate	2.00%	1.00%

As of June 30, 2021, certain employees and affiliates of the Investment Advisor held 15.77% of the outstanding shares of the Fund.

Transactions with related parties were conducted on terms equivalent to those prevailing in an arm’s length transaction.

The Fund bears all normal direct costs and expenses of its operations including: management fees; brokerage commissions; custodian fees; transfer agency fees; legal, audit, accounting and tax preparation expenses; applicable state taxes and other operating expenses such as regulatory filing fees and costs for communications with shareholders. The custodian fees and transfer agent fees are paid to UMB Bank, N.A.

The overall responsibility for the management and operation of the Fund is vested in the Board of Directors (the “Board”). As of June 30, 2021, the Board consisted of four directors: Gene T. Pretti, Andrew J. Goodwin III, Jack L. Hansen, and Peter A. Lechman. Each of the three directors who are not affiliated with the Investment Advisor receive $6,500 per annum for their service to the Fund.

Gene T. Pretti, President, and Steven M. Kleiman, Secretary and Treasurer, are the principal officers of the Fund and are responsible for the day-to-day supervision of the business and affairs of the Fund. Steven M. Kleiman is the Fund’s Chief Compliance Officer and is responsible for administering the Fund’s compliance policies and procedures. Except for certain actions requiring the approval of the shareholders or the Board of Directors, the principal officers of the Fund have the power and authority to take all actions deemed necessary and appropriate to pursue the Fund’s objective.

Shareholders in the Fund will be unable to exercise any management functions. There will not be any shareholder vote unless required by the Investment Company Act of 1940.

7.	INCOME TAXES

FASB ASC Topic 740, Income Taxes (“Topic 740”), provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Topic 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Topic 740 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund has not taken any tax positions that do not meet the more-likely-than-not threshold. The tax years 2017 – 2020 remain subject to examination by the Internal Revenue Service.

It is the Fund’s policy to meet the requirements for qualification as a registered investment company as defined in Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income and capital gains to the Fund’s shareholders. Therefore, no provision for federal income taxes has been made.

At December 31, 2020, the Fund had undistributed short term capital gains of $69,346 and no undistributed ordinary income or undistributed long term capital gains for federal income tax purposes.

At June 30, 2021, the cost and related gross unrealized appreciation and depreciation for federal income tax purposes are as follows:

Cost of investments on Statement of Assets and Liabilities	$46,770,240
Amortization and accretion cost adjustments not included in tax cost basis	(94,271)

Cost of investments for tax purposes	$46,675,969

Gross tax unrealized appreciation	$8,944,176
Gross tax unrealized depreciation	(1,262,331)

Net tax unrealized depreciation on investments	$7,681,845

8.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2021, the cost of purchases and proceeds from sales of investments were $30,134,337 and $30,464,475, respectively. There were no purchases or sales of long-term U.S. government securities.

9.	OFF-BALANCE-SHEET AND CONCENTRATION OF RISKS

At June 30, 2021, the Fund’s investments by industry concentrations (as a percentage of net assets) were as follows:

Software/Services	10.6%
Media Content	8.8%
Pharmaceuticals	7.4%
Specialty Retail	7.0%
Cable & Satellite TV	7.0%
REITs	6.6%
Electronics	4.7%
Banking	3.9%
Chemicals	3.8%
Building & Construction	3.6%
Air Transportation	2.7%
Investments & Misc Financial Services	2.6%
Diversified Capital Goods	2.6%
Medical Products	2.2%
Recreation & Travel	2.0%
Cons/Comm/Lease Financing	1.9%
Tech Hardware & Equipment	1.9%
Electric-Generation	1.8%
Health Facilities	1.8%
Machinery	1.6%
Telecom - Wireline Integrated & Services	1.6%
Hotels	1.4%
Advertising	1.3%
Aerospace/Defense	1.3%
Gas Distribution	1.2%
Energy - Exploration & Production	1.1%
Transport Infrastructure/Services	1.0%
Oil Field Equipment & Services	1.0%
Telecom - Wireless	0.8%
Food - Wholesale	0.8%
Support-Services	0.5%
Restaurants	0.4%
Mutual Funds	0.3%
Forestry/Paper	0.0%
Media - Diversified	0.0%

10.	SUBSEQUENT EVENTS

In accordance with FASB ASC Topic 855, Subsequent Events, management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued.

Andrew J. Goodwin III resigned as a Director of the Fund as of July 20, 2021. The Board is in the process of finding a replacement to fill the vacancy.

* * * * * *

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS

FIVE-YEAR PERIOD ENDED JUNE 30, 2021 (UNAUDITED)

	Six Months Ending June 30, 2021	2020	2019	2018	2017

NET ASSET VALUE—Beginning of year	$21.27	$19.14	$16.79	$18.76	$16.69

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	(0.31)	(0.45)	(0.15)	(0.13)	(0.18)
Net realized and unrealized gains or losses on investments	4.77	4.73	3.88	(0.97)	2.30

Total from investment operations	4.46	4.28	3.73	(1.10)	2.12

Less distributions to shareholders:
From net investment income and net capital gains	0.00	(2.15)	(0.73)	(0.85)	(0.00)*
Return of capital	0.00	0.00	(0.65)	(0.02)	(0.05)

Total distributions to shareholders	0.00	(2.15)	(1.38)	(0.87)	(0.05)

NET ASSET VALUE—End of period	$25.73	$21.27	$19.14	$16.79	$18.76

TOTAL RETURN (b)	20.97%	22.98%	22.39%	(6.13)%	12.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets—end of period	$55,914,234	$46,979,611	$40,806,346	$39,773,471	$54,342,928
Ratio of expenses to average net assets (c)	0.93%	2.25%	2.36%	2.47%	2.42%
Ratio of net investment income (loss) to average net assets	(1.32)%	(2.41)%	(0.81)%	(0.68)%	(1.04)%
Portfolio turnover rate	59%	234%	127%	182%	132%

(a)	Net investment income (loss) calculated based on average shares method.

(b)	Total return assumes reinvestment of all dividends and distributions.

(c)	Ratio of expenses to average net assets is determined including margin interest. The ratio excluding margin interest, which is a cost of capital, was 0.93% for the six months ended June 30, 2021 and was 2.11%, 2.19%, 2.26% and 2.22% for the years ended December 31, 2020, 2019, 2018 and 2017, respectively.

(*)	Distribution is less than $0.005 per share.

See notes to financial statements.

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

PROXY VOTING POLICIES (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 847.239.7100 and (ii) on the Commission’s website at http://www.sec.gov.

DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Distributions from the Fund are recorded on the ex-distribution date. Pursuant to the Fund’s Dividend Reinvestment Plan (“DRIP”), all ordinary and capital gain distributions are reinvested in Shares at the then prevailing net asset value. Each Shareholder is automatically included in the DRIP unless the Fund receives a written request from the Shareholder to receive such distributions in cash, or cash and stock. In order to determine the number of shares to be received by each Shareholder that participates in the DRIP, the aggregate ordinary and capital gain distribution allocated to the Shareholder that is to be reinvested is divided by the Fund’s Net Asset Value per share immediately after giving effect to the aggregate amount of the dividend distribution declared by the Fund. For federal income tax purposes, dividends paid by the Fund are taxable whether received in cash or reinvested in additional Shares pursuant to the DRIP. There are no fees, commissions or expenses associated with participation in the DRIP and Shareholders may elect to terminate their participation in the DRIP by written request to the Fund. Additional information regarding the Dividend Reinvestment Plan may be obtained by contacting the Investment Advisor at 847.239.7100.

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

DIRECTORS	Andrew J. Goodwin, III Jack L. Hansen Peter A. Lechman Gene T. Pretti

OFFICERS	Gene T. Pretti Steven M. Kleiman

INVESTMENT ADVISOR	Zazove Associates, LLC 1001 Tahoe Blvd. Incline Village, NV 89451

CUSTODIAN	UMB Bank N.A. 928 Grand Avenue Kansas City, MO 64106

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Deloitte & Touche LLP 111 S. Wacker Drive Chicago, IL 60606

DIVIDEND-DISBURSING AND TRANSFER AGENT	UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212